UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

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Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Scudder Mutual Fund, Inc.
                                    345 Park Avenue
                                    New York, N.Y 10154-0010

2 The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,          / x /
       check the box but do not list series or classes)









3      Investment Company Act File Number:                              811-5565



       Securities Act File Number:                                      33-22059



4(a).  Last day of fiscal year for which this Form is filed:            October 31, 1998



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days           /   /
        after the end of theissuer's fiscal year).  (See Instruction A.2)


4(c).  Check box if this is the last time the issuer will be filing this Form.                 /   /

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5      Calculation of registration
       fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section             $273,681,361.00
       24(f):



(ii)   Aggregate price of securities redeemed or repurchased during            $274,183,250.00
       the fiscal year:



(iii)  Aggregate  price of securities  redeemed or repurchased  during any prior  fiscal year ending no earlier  than October 11, 1995 that were not
       previously used to reduce registration fees payable to the commission:            $0.00



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                               $274,183,250.00

(v)    Net  sales - if item  5(i)  is  greater  than  item  5(iv)                        $0.00
       [subtract item 5(iv) from item 5(i)]:


(vi) Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv)                $501,889.00
       from item 5(i)]:


(vii)  Multiplier for determining registration fee (See Instruction                                   0.000278
       C.9):


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is                                                                                  $0.00
       due):


6      Prepaid Shares

       If the  response to item 5(i) was  determined  by  deducting an amount of securities  that  were  registered  under  the  Securities  Act of  1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
       the amount of securities (number of shares or other units) deducted                                      $0.00
       here:

       If there is a number  of  shares or other  units  that  were  registered pursuant to rule 24e-2 remaining unsold at the
       end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number                                         0
       here:

7      Interest due - if this Form is being filed more than 90 days after the end of the                        $0.00
       issuer's fiscal year
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line                   $0.00
       7]:


9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

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        SIGNATURES


       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



       By (Signature and Title)*    /s/Thomas F. McDonough           Date  1/19/99
                                    -------------------------              -------

                                    Thomas F. McDonough, Secretary

       *Please print the name and title of the signing officer below the signature.

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